Investment Objectives and Goals - Dan IVES Wedbush AI Autocallable Income ETF	Oct. 29, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Dan IVES Wedbush AI Autocallable Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Dan IVES Wedbush AI Autocallable Income ETF (the “Fund”) seeks to generate high monthly income while providing reduced downside risk through exposure to the Solactive Wedbush Artificial Intelligence Autocall Index (the “Autocallable Index”).